INSURANCE AND REINSURANCE RESULT - Schedule of Composition of Underlying Assets Related to Contracts with Direct Participation Features (Details) - PEN (S/) S/ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
IL Controlled
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Composition of underlying assets related to contracts with direct participation features	S/ 22,293	S/ 76,946	S/ 91,502
IL Controlled Soles
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Composition of underlying assets related to contracts with direct participation features	8,605	3,992	1,433
IL Balanced
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Composition of underlying assets related to contracts with direct participation features	184,094	193,410	186,879
IL Balanced II
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Composition of underlying assets related to contracts with direct participation features	98,059	93,044	79,671
IL Global Balanced
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Composition of underlying assets related to contracts with direct participation features	27,995	13,648	1,073
IL Capitalized
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Composition of underlying assets related to contracts with direct participation features	408,993	425,552	382,326
IL Capitalized II
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Composition of underlying assets related to contracts with direct participation features	150,542	122,413	87,527
IL Global Growth
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Composition of underlying assets related to contracts with direct participation features	101,286	18,636	804
IL Controlled II
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Composition of underlying assets related to contracts with direct participation features	14,617	0	0
IL Sustainable Capitalization
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Composition of underlying assets related to contracts with direct participation features	S/ 0	S/ 0	S/ 259